Expenses by nature (Footnotes) (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Depreciation of POS	R$ 172,519	R$ 15,490